Income Tax - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Deferred tax assets:
Depreciation of property and equipment, net	$ 69
Government grants	372
Deferred revenue	1,907
Net operating loss forwards	102,579
Less: valuation allowance	$ (104,927)	$ (63,215)	$ (66,399)	$ (49,928)